Operating Expenses (Details) - Schedule of operating expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Bad Debt		$ 506	$ 19,411
Consulting services		2,179	68,424
Depreciation	29,515	26,069	20,666
Office	193,513	55,497	45,363
Professional Fees	805,898	20,020	36,997
Salaries and Benefits	986,490	268,545	223,495
Employee stock option expense	6,430,158
Travel and entertainment	37,503	1,753	14,506
General and administrative total	8,478,017	374,569	428,862
Sales and Marketing [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Advertising	587,018	5,187	15,690
Consulting services	243,012
Depreciation	8,868	7,833	11,833
Office	34,206	16,674	25,973
Salaries and Benefits	84,418	80,686	127,964
Sales and marketing total	957,522	110,380	181,460
Research and Development [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Depreciation	26,290	23,220	17,867
Consulting services	83,646
Office	106,487	49,432	39,221
Salaries and Benefits	250,266	239,199	193,228
Research and development total	$ 466,689	$ 311,851	$ 250,316